Information on remuneration - Shares held by Board members (Detail) - Board of management [Member] - shares		Dec. 31, 2022	Dec. 31, 2021
R. Jakobs [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	109,422	101,156
F.A. van Houten [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	578,840	525,761
A. Bhattacharya [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	169,517	148,365
M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	123,914	110,528
P.A.M. Stoffels [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	17,000	0
S. Poonen [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	3,000	0
I. Nooyi [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	3,100	0
D.E.I. Pyott [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	19,000	0
S.K. Chua [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	2,000	0
F. Sijbesma [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	12,500	0
A.M. Harrison [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	1,500	0
P. Löscher [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	20,732

[1]	Reference date for board membership is December 31, 2022.
[2]	The total shares held by the members of the Board of Management is less than 1% of the company's issued share capital.